Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000002886
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Class AAA
C000050409
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli ABC Fund - Advisor Class
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,257	$ 27,402	$ 21,697	$ 26,496	$ 20,586	$ 17,386	$ 13,223	$ 13,828	$ 11,351	$ 10,138
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	34,257	27,402	21,697	26,496	20,586	17,386	13,223	13,828	11,351	10,138
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	10,000	11,914	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Account Value	10,000	11,914	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
ICE BofA 3 Month U.S. Treasury Bill Index
Account Value [Line Items]
Account Value	10,000	11,914	11,320	10,780	10,625	10,619	10,549	10,314	10,124	10,038	10,005
Lipper U.S. Treasury Money-Market Fund Average
Account Value [Line Items]
Account Value	$ 10,000	$ 11,914	$ 11,320	$ 10,780	$ 10,625	$ 10,619	$ 10,549	$ 10,314	$ 10,124	$ 10,038	$ 10,005